UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VALUE FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2005


[LOGO OF USAA]
    USAA(R)

                                 USAA VALUE Fund

                                                    [GRAPHIC OF USAA VALUE FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)
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USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
   NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            COMMON STOCKS (94.9%)

            ADVERTISING (0.4%)
   29,300   Valassis Communications, Inc.*                                                 $    916
                                                                                           --------
            AEROSPACE & DEFENSE (1.2%)
   42,800   Goodrich Corp.                                                                    1,544
   44,600   Honeywell International, Inc.                                                     1,525
                                                                                           --------
                                                                                              3,069
                                                                                           --------
            AIR FREIGHT & LOGISTICS (0.7%)
   44,700   Ryder System, Inc.                                                                1,773
                                                                                           --------
            AIRLINES (0.2%)
   31,700   Continental Airlines, Inc. "B"*                                                     410
                                                                                           --------
            ALUMINUM (0.3%)
   40,100   Century Aluminum Co.*                                                               729
                                                                                           --------
            APPAREL RETAIL (0.4%)
   41,000   Men's Wearhouse, Inc.*                                                            1,013
                                                                                           --------
            APPLICATION SOFTWARE (0.9%)
  126,600   Mentor Graphics Corp.*                                                            1,047
   40,200   Reynolds & Reynolds Co. "A"                                                       1,067
                                                                                           --------
                                                                                              2,114
                                                                                           --------
            AUTO PARTS & EQUIPMENT (0.4%)
   33,300   Lear Corp.                                                                        1,014
                                                                                           --------
            AUTOMOBILE MANUFACTURERS (0.3%)
   26,000   Winnebago Industries, Inc.                                                          762
                                                                                           --------
            CASINOS & GAMING (0.7%)
   58,500   GTECH Holdings Corp.                                                              1,863
                                                                                           --------
            COMMODITY CHEMICALS (0.6%)
   56,300   Lyondell Chemical Co.                                                             1,509
                                                                                           --------
            COMMUNICATIONS EQUIPMENT (1.9%)
  273,000   Nokia Corp. ADR (Finland)                                                         4,592
                                                                                           --------
            CONSTRUCTION & ENGINEERING (0.3%)
   42,500   Insituform Technologies, Inc. "A"*                                                  763
                                                                                           --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   31,900   Terex Corp.*                                                                      1,754
                                                                                           --------
            CONSUMER FINANCE (4.1%)
   19,600   Capital One Financial Corp.                                                       1,496
  170,700   MBNA Corp.                                                                        4,365
   75,900   SLM Corp.                                                                         4,215
                                                                                           --------
                                                                                             10,076
                                                                                           --------
            DISTRIBUTORS (0.4%)
   24,400   Genuine Parts Co.                                                                 1,083
                                                                                           --------

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USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
   NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (2.6%)
   81,900   Bank of America Corp.                                                          $  3,582
   48,200   Wells Fargo & Co.                                                                 2,902
                                                                                           --------
                                                                                              6,484
                                                                                           --------
            ELECTRIC UTILITIES (3.9%)
   65,600   American Electric Power Co., Inc.                                                 2,490
   61,600   Entergy Corp.                                                                     4,357
   26,000   FirstEnergy Corp.                                                                 1,235
   39,800   Pinnacle West Capital Corp.                                                       1,662
                                                                                           --------
                                                                                              9,744
                                                                                           --------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.8%)
  158,300   American Power Conversion Corp.                                                   3,386
   52,200   Emerson Electric Co.                                                              3,631
                                                                                           --------
                                                                                              7,017
                                                                                           --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
   40,300   Littelfuse, Inc.*                                                                   988
  100,600   Vishay Intertechnology, Inc.*                                                     1,141
                                                                                           --------
                                                                                              2,129
                                                                                           --------
            ELECTRONIC MANUFACTURING SERVICES (0.4%)
   63,300   Plexus Corp.*                                                                     1,118
                                                                                           --------
            GENERAL MERCHANDISE STORES (2.0%)
  180,500   Dollar General Corp.                                                              3,509
   62,800   Family Dollar Stores, Inc.                                                        1,390
                                                                                           --------
                                                                                              4,899
                                                                                           --------
            HEALTH CARE EQUIPMENT (1.9%)
   93,200   Baxter International, Inc.                                                        3,563
   23,800   Hillenbrand Industries, Inc.                                                      1,096
                                                                                           --------
                                                                                              4,659
                                                                                           --------
            HEALTH CARE FACILITIES (1.4%)
   97,700   HEALTHSOUTH Corp.*                                                                  398
   74,400   Service Corp. International                                                         623
   33,300   Triad Hospitals, Inc.*                                                            1,370
   23,500   Universal Health Services, Inc. "B"(a)                                            1,108
                                                                                           --------
                                                                                              3,499
                                                                                           --------
            HEALTH CARE SUPPLIES (0.2%)
   11,000   Haemonetics Corp.*                                                                  533
                                                                                           --------
            HOME IMPROVEMENT RETAIL (0.5%)
   26,400   Sherwin-Williams Co.                                                              1,123
                                                                                           --------
            HOMEBUILDING (0.2%)
   31,400   Champion Enterprises, Inc.*                                                         436
                                                                                           --------
            HOMEFURNISHING RETAIL (0.3%)
   42,700   Cost Plus, Inc.*                                                                    656
                                                                                           --------
            HOTELS, RESORTS, & CRUISE LINES (2.4%)
   55,100   Carnival Corp.                                                                    2,737
   21,500   Kerzner International Ltd. (Bermuda)*                                             1,254
   45,700   Royal Caribbean Cruises Ltd.                                                      1,894
                                                                                           --------
                                                                                              5,885
                                                                                           --------

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                   (continued)

USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
   NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HOUSEHOLD APPLIANCES (3.0%)
   35,000   Helen of Troy Ltd.*                                                            $    629
  103,800   Stanley Works                                                                     4,975
   23,200   Whirlpool Corp.                                                                   1,821
                                                                                           --------
                                                                                              7,425
                                                                                           --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
  106,900   Duke Energy Corp.                                                                 2,831
                                                                                           --------
            INDUSTRIAL CONGLOMERATES (0.6%)
   59,200   Tyco International Ltd.                                                           1,562
                                                                                           --------
            INDUSTRIAL MACHINERY (3.3%)
   46,000   Flowserve Corp.*                                                                  1,610
   21,500   Harsco Corp.                                                                      1,381
   29,500   IDEX Corp.                                                                        1,181
   18,900   Illinois Tool Works, Inc.                                                         1,602
   10,300   ITT Industries, Inc.                                                              1,046
   44,700   Kaydon Corp.                                                                      1,321
                                                                                           --------
                                                                                              8,141
                                                                                           --------
            INSURANCE BROKERS (0.8%)
   52,300   Willis Group Holdings Ltd. (Bermuda)                                              1,942
                                                                                           --------
            INTEGRATED OIL & GAS (9.6%)
   67,300   BP plc ADR (United Kingdom)                                                       4,469
   55,500   Chevron Corp.                                                                     3,167
   93,500   ConocoPhillips                                                                    6,113
   72,400   Marathon Oil Corp.                                                                4,356
   73,200   Occidental Petroleum Corp.                                                        5,774
                                                                                           --------
                                                                                             23,879
                                                                                           --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
   70,100   Verizon Communications, Inc.                                                      2,209
                                                                                           --------
            LEISURE PRODUCTS (2.0%)
   53,200   Brunswick Corp.                                                                   2,028
  192,000   Mattel, Inc.                                                                      2,832
                                                                                           --------
                                                                                              4,860
                                                                                           --------
            MANAGED HEALTH CARE (4.0%)
   15,800   CIGNA Corp.                                                                       1,831
   30,400   WellChoice, Inc.*                                                                 2,300
   76,500   WellPoint, Inc.*                                                                  5,713
                                                                                           --------
                                                                                              9,844
                                                                                           --------
            MARINE (0.6%)
   31,300   Kirby Corp.*                                                                      1,617
                                                                                           --------
            MULTI-LINE INSURANCE (1.4%)
   42,200   Hartford Financial Services Group, Inc.                                           3,365
                                                                                           --------
            MULTI-UTILITIES (1.0%)
   58,500   CenterPoint Energy, Inc.                                                            775
   18,600   MDU Resources Group, Inc.                                                           613
   64,800   XCEL Energy, Inc.                                                                 1,188
                                                                                           --------
                                                                                              2,576
                                                                                           --------

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                   (continued)

USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
   NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.4%)
   38,000   Brady Corp. "A"                                                                $  1,093
                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
   37,100   Tidewater, Inc.                                                                   1,705
                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   14,700   Anadarko Petroleum Corp.                                                          1,333
   42,600   Chesapeake Energy Corp.                                                           1,367
   40,150   Encore Acquisition Co.*                                                           1,378
                                                                                           --------
                                                                                              4,078
                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
   95,400   Citigroup, Inc.                                                                   4,367
                                                                                           --------
            PACKAGED FOODS & MEAT (0.9%)
   99,400   ConAgra Foods, Inc.                                                               2,313
                                                                                           --------
            PAPER PACKAGING (0.3%)
   33,300   Chesapeake Corp.                                                                    671
                                                                                           --------
            PHARMACEUTICALS (4.6%)
  113,700   Bristol-Myers Squibb Co.                                                          2,407
  177,100   Pfizer, Inc.                                                                      3,850
  150,800   Schering-Plough Corp.                                                             3,067
   33,300   Valeant Pharmaceuticals International                                               572
   36,000   Wyeth                                                                             1,604
                                                                                           --------
                                                                                             11,500
                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (3.8%)
   81,900   Allstate Corp.                                                                    4,323
   43,300   Axis Capital Holdings Ltd. (Bermuda)                                              1,123
   62,000   XL Capital Ltd. "A"                                                               3,972
                                                                                           --------
                                                                                              9,418
                                                                                           --------
            PUBLISHING (0.7%)
   26,300   Gannett Co., Inc.                                                                 1,648
                                                                                           --------
            RAILROADS (1.5%)
   58,700   Burlington Northern Santa Fe Corp.                                                3,643
                                                                                           --------
            REAL ESTATE INVESTMENT TRUSTS (1.1%)
  116,100   American Financial Realty Trust                                                   1,429
   44,800   Equity Office Properties Trust                                                    1,380
                                                                                           --------
                                                                                              2,809
                                                                                           --------
            REGIONAL BANKS (1.9%)
   19,800   Bank of Hawaii Corp.                                                              1,017
   20,000   Cullen/Frost Bankers, Inc.                                                        1,056
   46,700   South Financial Group, Inc.                                                       1,288
    2,800   Sterling Bancshares, Inc.                                                            42
   44,700   TCF Financial Corp.                                                               1,211
                                                                                           --------
                                                                                              4,614
                                                                                           --------
            SPECIALIZED CONSUMER SERVICES (0.6%)
   29,200   Weight Watchers International, Inc.*(a)                                           1,535
                                                                                           --------

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                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
   NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (0.3%)
  129,400   Polyone Corp.*                                                                 $    747
                                                                                           --------
            TECHNOLOGY DISTRIBUTORS (0.6%)
   44,735   Tech Data Corp.*                                                                  1,550
                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (4.7%)
   40,400   MGIC Investment Corp.                                                             2,393
  109,000   New York Community Bancorp, Inc.(a)                                               1,762
   57,100   People's Bank                                                                     1,839
   33,200   Radian Group, Inc.                                                                1,730
   96,900   Washington Mutual, Inc.                                                           3,837
                                                                                           --------
                                                                                             11,561
                                                                                           --------
            TOBACCO (8.0%)
   79,300   Altria Group, Inc.                                                                5,951
   83,600   Imperial Tobacco Group plc ADR (United Kingdom)                                   4,825
   42,200   Loews Corp. - Carolina Group                                                      1,737
   23,500   Reynolds American, Inc.(a)                                                        1,998
  126,400   UST, Inc.                                                                         5,232
                                                                                           --------
                                                                                             19,743
                                                                                           --------
            TRUCKING (0.1%)
   25,600   Covenant Transport, Inc. "A"*                                                       273
                                                                                           --------
            Total common stocks (cost: $216,097)                                            235,141
                                                                                           --------

            MONEY MARKET INSTRUMENTS (4.7%)

            MONEY MARKET FUNDS
2,057,836   SSgA Money Market Fund, 3.50%(b)                                                  2,058
9,602,225   SSgA Prime Money Market Fund, 3.68%(b)                                            9,602
                                                                                           --------
            Total money market instruments (cost: $11,660)                                   11,660
                                                                                           --------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (2.6%)(f)

            MONEY MARKET FUNDS (0.4%)
  868,007   AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.81%(b)                     868
                                                                                           --------

PRINCIPAL
   AMOUNT
    (000)
---------
            REPURCHASE AGREEMENTS (2.2%)(c)
   $5,500   Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at $5,500 (collateralized by $5,695 of Fannie Mae
              Discount Notes(d), 4.28%(e), due 3/08/2006; market value $5,610)                5,500
                                                                                           --------
            Total short-term investments purchased with cash collateral from
              securities loaned (cost: $6,368)                                                6,368
                                                                                           --------

            TOTAL INVESTMENTS (COST: $234,125)                                             $253,169
                                                                                           ========

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USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily
               available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they

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           (continued)

USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

               are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $27,444,000 and $8,400,000, respectively, resulting in net unrealized appreciation of $19,044,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $247,733,000 at October 31, 2005, and, in total, may not equal 100%. Investments in foreign securities were 7.3% of net assets at October 31, 2005.

         D. ADR - American deposit ary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $6,209,000.

        (b) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

        (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount

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           (continued)

USAA VALUE FUND
OCTOBER 31, 2005 (UNAUDITED)

            at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        * Non-income-producing security for the 12 months preceding October 31, 2005.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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48455-1205                                  (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.